Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
7.	CASH AND CASH EQUIVALENTS

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$487	$440
Bank deposits	10,961	15,647
	11,448	16,087
Cash equivalents (with maturities of less than three months)
Commercial papers	$14,061	$13,530
Negotiable certificates of deposit	2,600	7,500
Time deposits	2,308	2,657
Stimulus vouchers	3	5
	18,972	23,692
	$30,420	$39,779

The annual yield rates of bank deposits, commercial papers, negotiable certificates of deposit and time deposits as of balance sheet dates were as follows:

December 31
	2020	2021
Bank deposits	0.00%-0.40%	0.00%-0.45%
Commercial papers	0.14%-0.26%	0.17%-0.30%
Negotiable certificates of deposit	0.24%-0.30%	0.27%-0.30%
Time deposits	0.10%-3.60%	0.01%-3.60%